LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2014
LAND USE RIGHTS, NET [Abstract]
Schedule of land use rights
	As of December 31
	2013	2014
Cost:	16,053	15,995
Less: accumulated amortization	(535)	(706)
	15,518	15,289

Schedule of estimated amortization expense of the land use rights acquired for each of next five years
$
For the years ending December 31,
2015	173
2016	173
2017	173
2018	173
2019 and thereafter	14,597